Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2022	2021
Summarized income statement
Net sales(2)	1 316	1 174
Operating loss	(149)	(8)
Loss for the year	(148)	(24)
Loss for the year attributable to:
Equity holders of the parent	(148)	(24)
Non-controlling interests(3)	–	–
Summarized statement of financial position
Non-current assets	487	575
Non-current liabilities	(129)	(161)
Non-current net assets	358	414
Current assets(4)	1 939	2 144
Current liabilities	(1 185)	(1 284)
Current net assets	754	860
Net assets(5)	1 112	1 274
Non-controlling interests(3)	–	–
Summarized statement of cash flows
Net cash flows from operating activities	38	143
Net cash flows used in investing activities	(33)	0
Net cash flows used in financing activities	(4)	(82)
Translation differences	(8)	67
Net (decrease)/increase in cash and cash equivalents	(7)	128

(1)   Financial information for the Nokia Shanghai Bell Group is presented before elimination of intercompany transactions with the rest of the Group but after elimination of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)   Includes EUR 29 million (EUR 61 million in 2021) net sales to other Group entities.

(3)   Based on the contractual arrangement with China Huaxin, Nokia does not recognize any non-controlling interest in NSB.

(4)   Includes a total of EUR 725 million (EUR 733 million in 2021) of cash and cash equivalents.

(5)   The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.